Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Long-term Assets
Copyrights, licenses and domain names		¥ 254,067	¥ 190,983
Staff housing loans		105,208	77,962
Non-current deposits		88,398	25,040
Others		52,075	24,260
Total	$ 71,979	¥ 499,748	¥ 318,245